Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Schedule of Discontinued Operations

The table below sets forth the loss from discontinued operations for the period from April 1, 2022 to September 30, 2022:

Revenue	$20,753
Cost of revenue	16,940
Gross profit	3,813
Operating expense:
Selling and marketing	3,504
General and administrative	1,484
Loss on impairment of assets	$209
Total operating expenses	5,197
Loss from discontinued operations	(1,384)
Income tax benefit	55
Net loss from discontinued operations	$(1,329)

The table below sets forth the loss from discontinued operations for the period from April 1, 2022 to December 31, 2022:

Revenue	$26,817
Cost of revenue	23,015
Gross profit	3,802
Operating expense
Selling and marketing	5,396
General and administrative	1,722
Loss on impairment of assets	209
Total operating expenses	7,327
Loss from discontinued operations	(3,525)
Income tax benefit	55
Net loss from discontinued operations	$(3,470)